Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
Transaction Agreement with Tether Investments S.A. de C.V. (“Tether”)

On March 26, 2025, we entered into a Transaction Agreement with Tether, an El Salvador corporation and a member of the Tether Group which includes the issuer of USDT, the world’s largest stablecoin.

Pursuant to the terms of the Transaction Agreement, on March 28, 2025, Tether commenced a tender offer (the “Offer”) to acquire up to 49,596,510 common shares of the Company at a price in cash of $12.41 per common share (representing, when added to the common shares already owned by Tether, approximately 70% of the outstanding common shares of the Company), upon the terms and subject to the conditions set forth in the Offer to Purchase, dated March 28, 2025. The closing of the transaction is subject to certain closing conditions, including there being validly tendered and not validly withdrawn a number of common shares that, when added to the common shares already owned by Tether, represents at least 51% of the outstanding common shares on a fully diluted basis.

The Offer is scheduled to expire at 12:00 midnight, New York City time, on April 24, 2025, unless Tether extends the period of time during which the Offer is open in accordance with the terms of the Transaction Agreement, in which event the Offer will expire at a later date. As of the date of these consolidated financial statements, there can be no assurance that the conditions for the Offer will be satisfied and thus no assurance that the Offer will be closed.

Loans to related parties

During February 2025, Adeco Agropecuaria S.A., a wholly owned subsidiary, grant a loan to senior management of the company for a total amount of up to USD 20 million for a period of one year and with a 2.17% annual interest rate. Under this line of credit, on February 24, 2025, an amount of USD 15.9 million has been disbursed. This credit line is guaranteed by the shares of the company Río Porá S.A. Adeco Agropecuaria has a lease agreement of a farm signed with Río Porá.